Contingencies (Details)		12 Months Ended
	Jul. 11, 2016	Dec. 31, 2019 USD ($) $ / pure shares tonne	Dec. 31, 2019 ARS ($) shares tonne	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs		$ 188,500,000		$ 70,600,000
Number of shares issuable upon conversion of convertible debenture (shares) | shares		363,854	363,854
Royalty expense		$ 26,721,000		20,673,000
Dolores mine [member]
Disclosure of contingent liabilities [line items]
Net Smelter Return Royalties, Silver Production, Percent		2.00%	2.00%
Net Smelter Return Royalties, Gold Production, Percent		3.25%	3.25%
Barrick Gold Corp. [Member] | Manantial Espejo mine [member]
Disclosure of contingent liabilities [line items]
Net Smelter Returns Royalty		0.50%	0.50%
Royalty Expense Per Unit		$ 0.60
Production Cap for Royalty Charge | tonne		1,000,000	1,000,000
EMUSA [Member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense		$ 800,000		700,000
Net Smelter Return Royalties, Silver Production, Percent		2.00%	2.00%
Minimum Average Price per Ounce of Silver to Trigger Royalty		$ 9.00
Royal Gold Inc. [Member]
Disclosure of contingent liabilities [line items]
Royalty expense		$ 7,000,000		$ 6,800,000
Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate	54.00%	26.00%	26.00%	34.00%
Maverix Metals Inc. [member] | La Colorada mine [member]
Disclosure of contingent liabilities [line items]
Agreements to sell future gold production, percent of production (percent)		100.00%	100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)		650
Maverix Metals Inc. [member] | La Bolsa mine [member]
Disclosure of contingent liabilities [line items]
Agreements to sell future gold production, percent of production (percent)		5.00%	5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)		450
Agreements to Sell Future Silver Production, Price per Ounce		450
Maverix Metals Inc. [member] | Pico Machay project [Member]
Disclosure of contingent liabilities [line items]
Net Smelter Returns Royalty		1.00%	1.00%
ARGENTINA
Disclosure of contingent liabilities [line items]
Export Duty Amount		$ 3,500,000		$ 1,600,000
AverageSpecial Export Duty, Percent		6.00%	6.00%	8.00%
Export Duty, Percent		12.00%	12.00%
Provincial Royalty, Operating Income, Percent		3.00%	3.00%
ARGENTINA | ArgeninianGovernment [Member]
Disclosure of contingent liabilities [line items]
ARSExportDutyperUSDGoldExport			$ 4
ARSExportDutyperUSDSilverExport			$ 3
Province of Santa Cruz [Member] | Manantial Espejo mine [member]
Disclosure of contingent liabilities [line items]
Royalty, Operating Cash Flow, Percent		3.00%	3.00%
BOLIVIA | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty, Gross Metal Value of Sales, Silver, Percent		6.00%	6.00%
BOLIVIA | Bolivian Government [Member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense		$ 5,500,000		$ 4,400,000
Royalty, Gross Metal Value of Sales, Zinc and Copper, Percent		5.00%	5.00%
BOLIVIA | COMIBOL [Member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense		$ 5,100,000		$ 4,800,000
Participation Fee, as Percentage of Operation Cash Flow		37.50%	37.50%
Increase (Decrease) in Participation Fee, as Percentage of Operation Cash Flows		(75.00%)	(75.00%)